1290 Multi-Alternative Strategies Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	118 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	1.87%	2.01%
ICE BofA U.S. 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.21%	3.19%		2.19%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	6.96%	2.26%		2.77%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	13.49%	3.67%		3.60%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.50%	2.30%		2.69%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.98%	2.33%		2.47%
Class R
Prospectus [Line Items]
Average Annual Return, Percent	12.90%	3.16%		3.08%